Subsequent Event - Additional Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Subsequent Events [Line Items]
Number of share options exercised		8,608,816	3,247,332
Increase decrease through exercise of options		$ (26,349)	$ (10,001)
Major ordinary share transactions [member]
Subsequent Events [Line Items]
Net proceeds from issue of ordinary shares	$ 130,200
Other transaction costs on share issuance	$ 3,500
Shares issued during period | shares	13,000,800
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares	$ 10.38
Gross Proceeds From Issue Of Ordinary Shares	$ 135,000
Commissions during shares issued	$ 1,300
Issue Of Shares On Exercise Of Stock Options [Member]
Subsequent Events [Line Items]
Number of share options exercised | shares	1,208,332
Increase decrease through exercise of options	$ 4,035